Use of estimates and critical accounting judgements - Pension, tax (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) plan	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (4,332)	€ (992)
Surplus (deficit) in plan	7,718	6,147
Deductible temporary differences, tax losses carry forward and tax credits for which no deferred tax asset are recognised	33,222	33,620
Effect of deferred tax assets not recognized	77	3,202	€ 99
Finland
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Effect of deferred tax assets not recognized		2,918
United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (6,095)	(3,404)
Number of defined benefit plans, material surplus position | plan	2
United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (417)	(485)
Number of defined benefit plans, material surplus position | plan	1
Belgium
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Number of defined benefit plans, material surplus position | plan	1
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 22,704	23,501	24,780
Present value of defined benefit obligation | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	14,892	15,340	16,449
Present value of defined benefit obligation | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	1,235	1,231
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(27,128)	(25,688)	(26,297)
Defined benefit pension assets | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(20,987)	(19,869)	(20,560)
Defined benefit pension assets | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(1,652)	(1,716)
Impact of the asset ceiling
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 92	1,195	1,030
Impact of the asset ceiling | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)		€ 1,125	€ 975